PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense	$ 9,681	$ 26	$ 10,374	$ 26
Other Operating Expense [Member]
Depreciation expense	5,094	26	8,941	26
Real Property Operating Expense [Member]
Depreciation expense	819	0	1,321	0
Cost of Development services and sales of developed products[Member]
Depreciation expense	$ 3,768	$ 0	$ 112	$ 0